INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Details) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 480	$ 514
Cost method	19	15
Total	$ 499	$ 529